Income tax (Details Narrative) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Current tax rate	20.60%	20.60%
Effective income tax rate	0.10%	(0.60%)
Cumulative tax losses	kr 4,846	kr 3,714
Tax losses carried forward	234,000	164,000
Tax assets	kr 162,000	kr 0